Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Geographic Area Information [Line Items]
Revenues	$ 827,352	[1]	$ 1,081,893	[1]	$ 1,120,452	[1]	$ 713,633	[1]	$ 765,540	[1]	$ 1,020,859	[1]	$ 1,011,801	[1]	$ 633,512	[1]	$ 3,743,330	[1]	$ 3,431,712	[1]	$ 2,977,759
Long-Lived Assets	641,871								659,605								641,871		659,605
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,325,114		3,087,256		2,938,907
Long-Lived Assets	429,202								429,153								429,202		429,153
CANADA
Geographic Area Information [Line Items]
Revenues																	318,165		240,254
Long-Lived Assets	207,340								225,076								207,340		225,076
MEXICO
Geographic Area Information [Line Items]
Revenues																	100,051		104,202		38,852
Long-Lived Assets	$ 5,329								$ 5,376								$ 5,329		$ 5,376

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.